UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment            [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.
Address:  10 Wright Street, Suite 100
          Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. Hogan
Title:    Managing Member
Phone:    (203) 222-4000

Signature, Place, and Date of Signing:


/s/ Terence M. Hogan          Westport, Connecticut          November 14, 2008
--------------------          ---------------------       ----------------------
     [Signature]                   [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $382,956
                                            (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-10545                Addison Clark Fund, L.P.
2.        028-10547                Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Addison Clark Management, L.L.C.
                                                            September 30, 2008
          COLUMN 1           COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6       COLUMN 7       COLUMN 8

                                                        MARKET
                             TITLE OF         CUSIP      VALUE   SHRS OR    SH/ PUT/     INVESTMENT    OTHER   VOTING AUTHORITY
       NAME OF ISSUER        CLASS            NUMBER    (x1000)  PRN AMT    PRN CALL     DISCRETION    MNGRS  SOLE      SHARED  NONE
AGNICO EAGLE MINES LTD       COM              008474108  13,768    250,000  SH        Shared - Defined   1,2      250,000  0      0
AMERISTAR CASINOS INC        COM              03070Q101  16,035  1,130,000  SH        Shared - Defined   1,2    1,130,000  0      0
AVID TECHNOLOGY INC          COM              05367P100   9,624    400,000  SH        Shared - Defined   1,2      400,000  0      0
AWARE INC MASS               COM              05453N100   3,621  1,168,000  SH        Shared - Defined   1,2    1,168,000  0      0
BALLY TECHNOLOGIES INC       COM              05874B107  24,527    810,000  SH        Shared - Defined   1,2      810,000  0      0
BANKUNITED FINL CORP         CL A             06652B103      27     35,000      PUT   Shared - Defined   1,2       35,000  0      0
BOYD GAMING CORP             COM              103304101   2,340    250,000  SH        Shared - Defined   1,2      100,000  0      0
COCA COLA CO                 COM              191216100   1,851     35,000      CALL  Shared - Defined   1,2       35,000  0      0
COMPTON PETE CORP            COM              204940100   6,120  1,114,700  SH        Shared - Defined   1,2    1,114,700  0      0
CONTANGO OIL & GAS COMPANY   COM NEW          21075N204  10,796    200,000  SH        Shared - Defined   1,2      200,000  0      0
COVIDIEN LTD                 COM              G2552X108  10,752    200,000  SH        Shared - Defined   1,2      200,000  0      0
CRESUD S A C I F Y A         SPONSORED ADR    226406106   2,888    275,000  SH        Shared - Defined   1,2      275,000  0      0
CRESUD SA COMERCIAL          W EXP 05/22/201  P3311R192     192    914,640  SH        Shared - Defined   1,2      914,640  0      0
DISCOVERY HOLDING CO         CL A COM         25468Y107  32,267  2,200,000  SH        Shared - Defined   1,2    2,200,000  0      0
DISH NETWORK CORP            CL A             25470M109   6,300    300,000  SH        Shared - Defined   1,2      300,000  0      0
EL PASO CORP                 COM              28336L109  27,179  2,130,000  SH        Shared - Defined   1,2    2,130,000  0      0
FULL HOUSE RESORTS INC       COM              359678109   1,370    889,500  SH        Shared - Defined   1,2      889,500  0      0
GENERAL MTRS CORP            COM              370442105     473     50,000      PUT   Shared - Defined   1,2       50,000  0      0
GRACO INC                    COM              384109104   6,766    190,000  SH        Shared - Defined   1,2      190,000  0      0
ISLE OF CAPRI CASINOS INC    COM              464592104  18,581  2,060,000  SH        Shared - Defined   1,2    2,060,000  0      0
JANUS CAP GROUP INC          COM              47102X105   7,284    300,000  SH        Shared - Defined   1,2      300,000  0      0
LAS VEGAS SAND CORP          COM              517834107   1,806     50,000  SH        Shared - Defined   1,2       50,000  0      0
LIBERTY GLOBAL INC           COM SER A        530555101  15,150    500,000  SH        Shared - Defined   1,2      500,000  0      0
LINCARE HLDGS INC            COM              532791100  10,532    350,000  SH        Shared - Defined   1,2      350,000  0      0
MCCORMICK & CO INC           COM NON VTG      579780206   8,075    210,000  SH        Shared - Defined   1,2      210,000  0      0
NEWFIELD EXPL CO             COM              651290108  15,474    483,700  SH        Shared - Defined   1,2      483,700  0      0
NEWMONT MINING CORP          COM              651639106   3,876    100,000  SH        Shared - Defined   1,2      100,000  0      0
NOKIA CORP                   SPONSORED ADR    654902204   5,595    300,000  SH        Shared - Defined   1,2      300,000  0      0
NOVO-NORDISK A S             ADR              670100205  10,752    210,000  SH        Shared - Defined   1,2      210,000  0      0
ODYSSEY HEALTHCARE INC       COM              67611V101   9,135    900,000  SH        Shared - Defined   1,2      900,000  0      0
ORBITZ WORLDWIDE INC         COM              68557K109   6,545  1,115,000  SH        Shared - Defined   1,2    1,115,000  0      0
PINNACLE ENTMT INC           COM              723456109  24,570  3,250,000  SH        Shared - Defined   1,2    3,250,000  0      0
PFIZER INC                   COM              717081103   5,532    300,000  SH        Shared - Defined   1,2      300,000  0      0
SAIC INC                     COM              78390X101  31,371  1,550,700  SH        Shared - Defined   1,2    1,550,700  0      0
SANDRIDGE ENERGY INC         COM              80007P307  10,780    550,000  SH        Shared - Defined   1,2      550,000  0      0
SEI INVESTMENTS CO           COM              784117103   6,660    300,000  SH        Shared - Defined   1,2      300,000  0      0
SPRINT NEXTEL CORP           COM SER 1        852061100  11,875  1,950,000  SH        Shared - Defined   1,2    1,950,000  0      0
WESTERN UN CO                COM              959802109   2,467    100,000      CALL  Shared - Defined   1,2      100,000  0      0

SK 03669 0005 936575